LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

8.   LEASES

The Company has entered into non-cancelable agreements with initial or remaining terms in the range of one to six years for office premises. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company's leases qualify as operating leases. With the adoption of ASC 842, the Company has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at a range of 4.35% to 4.90%, the Company's incremental borrowing rate, over the expected term. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.

The components of lease expense for the years ended December 31, 2019 and 2020 are as follows:

	2019	2020
	RMB	RMB
Amortization of right-of-use assets	48,995	51,507
Interest on lease liabilities	4,462	4,108
Expense for short-term leases within 12 months	4,239	3,659
Total lease expense	57,696	59,274

Supplemental balance sheet information related to leases as of December 31, 2019 and 2020 is as follows:

	2019	2020
	RMB	RMB
Operating lease right-of-use assets	320,809	307,869
Operating lease liabilities, current	34,817	34,952
Operating lease liabilities, non-current	50,763	44,949
Total lease liabilities	85,580	79,901

	2019	2020
Weighted average remaining lease term (in years):
Operating leases	1.28	1.40
Land use rights	36.45	34.98
Weighted average discount rate	4.76%	4.77%

Supplemental cash flow information related to leases for the years ended December 31, 2019 and 2020 are as follows:

	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	46,495	48,825

Maturities of lease liabilities as of December 31, 2020 are as follows:

RMB
2021	36,850
2022	30,447
2023	16,897
2024	2,000
2025 and thereafter	1,083
Total future lease payments	87,277
Less: Imputed interest	(7,376)
Total lease liabilities	79,901